Debt - Schedule of Outstanding Debt Obligations (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
ABS III Securitization [Member]
Debt [Line Items]
Term Range	July 2026 - 2041
Borrowings	$ 348,117
ABS II Securitization [Member]
Debt [Line Items]
Term Range	July 2023 - Mar 2038	Jul 2023 - Mar 2038
Trail Dust Financing [Member]
Debt [Line Items]
Term Range	Jan 2024 - Jan 2029	Jan 2024 - Jan 2029
Interest Rate Range	7.30%	7.30%
Citizens RBL [Member]
Debt [Line Items]
Term Range	Mar 2026 - Mar 2030
WAB RBL [Member]
Debt [Line Items]
Term Range		Jul 2025 - Dec 2026
Interest Rate Range		7.30%
Successor [Member]
Debt [Line Items]
Borrowings	$ 343,072
Current portion	(35,836)
Total long-term portion	307,236
Successor [Member] | ABS III Securitization [Member]
Debt [Line Items]
Borrowings	348,117
Successor [Member] | ABS II Securitization [Member]
Debt [Line Items]
Borrowings
Successor [Member] | Trail Dust Financing [Member]
Debt [Line Items]
Borrowings	2,013
Successor [Member] | Citizens RBL [Member]
Debt [Line Items]
Borrowings
Successor [Member] | Equipment financing obligations [Member]
Debt [Line Items]
Borrowings	1,462
Successor [Member] | ABS III Debt issuance costs, net [Member]
Debt [Line Items]
Borrowings	$ 8,520
Predecessor [Member]
Debt [Line Items]
Borrowings		$ 270,506
Current portion		(45,363)
Total long-term portion		225,143
Predecessor [Member] | ABS II Securitization [Member]
Debt [Line Items]
Borrowings		266,892
Predecessor [Member] | Trail Dust Financing [Member]
Debt [Line Items]
Borrowings		2,266
Predecessor [Member] | Equipment financing obligations [Member]
Debt [Line Items]
Borrowings		1,831
Predecessor [Member] | WAB RBL [Member]
Debt [Line Items]
Borrowings		3,500
Predecessor [Member] | ABS II Debt issuance costs, net [Member]
Debt [Line Items]
Borrowings		3,918
Predecessor [Member] | Trail Dust Debt issuance costs, net [Member]
Debt [Line Items]
Borrowings		16
Predecessor [Member] | WAB RBL Debt issuance costs, net [Member]
Debt [Line Items]
Borrowings		$ 49
Minimum [Member] | ABS III Securitization [Member]
Debt [Line Items]
Interest Rate Range	5.90%
Minimum [Member] | ABS II Securitization [Member]
Debt [Line Items]
Interest Rate Range	7.80%	7.80%
Minimum [Member] | Citizens RBL [Member]
Debt [Line Items]
Interest Rate Range	7.30%
Maximum [Member] | ABS III Securitization [Member]
Debt [Line Items]
Interest Rate Range	6.70%
Maximum [Member] | ABS II Securitization [Member]
Debt [Line Items]
Interest Rate Range	8.40%	8.40%
Maximum [Member] | Citizens RBL [Member]
Debt [Line Items]
Interest Rate Range	9.30%